Cover	3 Months Ended
Mar. 31, 2026
Cover [Abstract]
Document Type	S-4/A
Amendment Flag	true
Amendment Description	Amendment 1
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2026
Entity Registrant Name	MCCARTHY FINNEY, INC.
Entity Central Index Key	0002131882
Entity Tax Identification Number	41-3005249
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1680 38th Street
Entity Address, Address Line Two	Suite 130
Entity Address, City or Town	Boulder
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80301
City Area Code	(303)
Local Phone Number	219-9771
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false